Business - Additional Information (Detail) $ in Thousands		1 Months Ended				3 Months Ended							9 Months Ended		12 Months Ended
	Jun. 14, 2024	Jan. 31, 2024	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($) shares	May 31, 2018 USD ($) shares	Sep. 30, 2024 USD ($) item	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) item	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) item	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Nature Of Business [Line Items]
Date of formation													Jul. 02, 2004		Jul. 02, 2004
Restructuring and related cost, percentage of workforce reduction	70.00%	50.00%
Proceeds from equity and debt financing						$ 520,700			$ 520,700				$ 520,700		$ 520,700
Number of follow-on public offerings | item						4			4				4		4
Payments received in connection with license and supply agreements															$ 287,000
Net proceeds from the royalty purchase and sale agreement															36,474
Proceeds from the sale of common stock under license agreement with Vifor International																	$ 44,969
Unrestricted cash and cash equivalents and marketable securities						$ 42,036			$ 100,758				$ 42,036		100,758
Accumulated deficit						747,933			684,745				747,933		684,745	$ 566,232
Net loss						$ (12,476)	$ (20,016)	$ (30,696)		$ (28,032)	$ (31,479)	$ (26,665)	(63,188)	$ (86,176)	(118,513)	(85,474)	(88,441)
Net cash used in operating activities													(56,874)	$ (74,708)	(92,078)	$ (78,730)	$ (60,087)
HCR Agreement [Member]
Nature Of Business [Line Items]
Net proceeds from the royalty purchase and sale agreement									36,474						36,474
License Agreement with Maruishi Pharmaceutical Co. Ltd [Member]
Nature Of Business [Line Items]
Earned milestone payment									$ 1,449						$ 1,449
Minimum [Member]
Nature Of Business [Line Items]
Expected approvals and commercial launches period															12 months
Maximum [Member]
Nature Of Business [Line Items]
Expected approvals and commercial launches period															18 months
Common Stock
Nature Of Business [Line Items]
Common stock, shares issued | shares										32,340					32,240
CSL Vifor, Maruishi and CKDP | License and supply agreements for difelikefalin [Member]
Nature Of Business [Line Items]
Payments received in connection with license and supply agreements													288,600
Affiliated Entity [Member] | Vifor International Ltd. [Member]
Nature Of Business [Line Items]
Proceeds from the sale of common stock under license agreement with Vifor International				$ 38,449	$ 14,556								$ 98,000
Proceeds from sale of common stock in connection with regulatory milestone			$ 44,969
Affiliated Entity [Member] | Vifor International Ltd. [Member] | Common Stock
Nature Of Business [Line Items]
Common stock, shares issued | shares			273,533	244,963	97,902